Pruco Life Insurance Company	Jordan K. Thomsen Vice President and Corporate Counsel Pruco Life Insurance Company 3 Gateway Center Newark, NJ 07102 (973) 802-4193 jordan.thomsen@prudential.com September 10, 2021

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:    Pruco Life Insurance Company (“Depositor”)
Pruco Life Variable Insurance Account (“Registrant”) (File No. 811-03603)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life Variable Insurance Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Semi-Annual Reports for the underlying funds for the period ending June 30, 2021 are available online to contract owners in accordance with Rule 30e-3 under the Act.

Fund Company	1940 Act Registration No.
Advanced Series Trust ("AST")	811-05186
The Prudential Series Fund, Inc.	811-03623
If you have any questions regarding this filing, please contact me at (973) 802-4193.

Sincerely,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

VIA EDGAR